Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment [Abstract]
Property and Equipment
Property and equipment consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Equipment	$222	$49
Furniture and fixtures	138	46
Computer software	115	-
Computer equipment	4	14
Total property and equipment	479	109
Accumulated depreciation	(62)	(38)
Net property and equipment	$417	$71